Fair Value Measurements - Additional Information (Details) - CNY (¥)	Dec. 31, 2021	Dec. 31, 2020
Recurring
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Financial assets	¥ 0	¥ 0
Financial liabilities	0	0
Nonrecurring
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Financial assets	0	0
Financial liabilities	¥ 0	¥ 0